Subsequent Events (Details) $ / shares in Units, $ in Millions	1 Months Ended
Mar. 31, 2025 USD ($) $ / shares
Subsequent Events
Dividend declared | $	$ 11.3
Dividend declared per share | $ / shares	$ 0.35